Operating Segments (Details) - Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Adjusted EBITDA is Reconciled with the Consolidated Operating Profit [Abstract]
Profit (loss) before taxes		$ 1,197,121	$ 162,083	$ 2,101,737	$ (277,463)
Share of profit of equity-accounted investees, net of tax		(3,897)	(4,029)	231	(9,836)
Net finance expense		361,090	376,837	1,309,453	1,012,864
Depreciation and amortization		542,842	535,936	1,633,620	1,571,801
Antitrust agreements	[1]	700	10,500	80,977	42,200
Donations and social programs	[2]	3,591	3,698	18,171	11,084
Impairment of assets	[3]		(909)		20,836
Restructuring	[4]	30,835	941	82,991	39,625
Rio Grande do Sul losses	[5]	13,092		19,313
Fiscal payments - Special Program	[6]			81,766
Other operating income (expense), net	[7]	7,745	23,323	17,037	16,312
Elimination			617	1,324	1,805
Total Adjusted EBITDA for reportable segments		$ 2,153,119	$ 1,108,997	$ 5,346,620	$ 2,429,228

[1]	Refers to the Agreements entered by JBS USA and its subsidiaries.
[2]	Refers to the donations, as described in Note 24 – Expenses by nature.
[3]	Refers to the impairment of assets of the Planterra business unit, which ceased its activities during the 2023 fiscal year.
[4]	Refers to multiple restructuring initiatives (including related impairment), primarily those in the indirect subsidiary Pilgrim’s Pride Corporation (PPC), which are classified as Other expenses, as well as other non-significant restructuring projects that are classified as General and administrative expenses.
[5]	Refers to the losses resulted from flooding that occurred in Rio Grande do Sul.
[6]	Refers to the special program for payment of tax processes with exemption from fines and reduction of interest.
[7]	Refers to several adjustments basically in JBS USA’s jurisdiction such as third-party advisory expenses related to acquisitions, marketing of social programs, insurance recovery, among others.